Discontinued operations	12 Months Ended
Dec. 31, 2011
Discontinued operations
25	Discontinued operations

As discussed in note 1, the Company sold the business of POS (Yuxinyicheng Information) in 2010. Total revenue of POS, reported in discontinued operations, for the years ended December 31, 2009, 2010 and 2011 was RMB25,894,740, RMB30,876,334 and RMB Nil respectively. Pre-tax loss of the discontinued operations for the years ended December 31, 2009, 2010 and 2011 was RMB9,769,322, RMB6,379,365 and RMB Nil respectively.

The following table illustrates the reporting of the discontinued operations on the face of the Consolidated Statements of Operations and Income for the years ended December 31, 2009, 2010 and 2011.

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)
Discontinued operations
Results from discontinued operations	(9,295,160)	(6,379,364)	-	-
Loss on disposal of a subsidiary, net	-	(25,419,348)	-	-
Income tax loss (benefits)	2,479,526	(407,192)	-	-
Loss from operations of discontinued subsidiaries, net of income tax	(6,815,634)	(32,205,904)	-	-